Subsequent events to December 31, 2017 - Reversal of Reserve (Details)				12 Months Ended
	Apr. 30, 2018 ARS ($)	Feb. 15, 2018 ARS ($) $ / shares	Jan. 31, 2018 ARS ($) installment	Dec. 31, 2017 ARS ($)
Subsequent events to December 31, 2017
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners				$ 1,989,000,000
Telecom Argentina | Major ordinary share transactions
Subsequent events to December 31, 2017
Equity reclassified into financial liabilities	$ 6,866,418,019	$ 2,863,000,000
Number of distributions | installment			2
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		13,006,505,599
Dividends paid corresponding to the net profit from January 1 - September 30, 2017		$ 5,640,728,444
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares		$ 6.04
Telecom Argentina | Voluntary reserve for future dividends payments | Major ordinary share transactions
Subsequent events to December 31, 2017
Equity reclassified into financial liabilities			$ 9,729,418,019
Telecom Argentina | Cablevision Holding S.A. | Major ordinary share transactions
Subsequent events to December 31, 2017
Dividends paid corresponding to the net profit from January 1 - September 30, 2017		$ 4,502,777,155